Inventories, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Inventory [Line Items]
Products			¥ 696,515		¥ 973,327
Packing materials and others			77		122
Inventories			696,592		973,449
Balance at beginning of the year		¥ (46,244)	(32,335)
Additions		(76,169)	(38,725)
Write-offs		45,782	24,816
Balance at end of the year		(76,631)	(46,244)	¥ (32,335)
Inventories, net	$ 128,820		650,348		¥ 896,818
Inventories write-downs	$ 10,941	76,169	38,725	42,313
Cost of products
Inventory [Line Items]
Inventories write-downs		51,975	¥ 38,725	¥ 42,313
Other operating income (expense), net
Inventory [Line Items]
Write-down recorded for accidental fire that occurred at a third-party warehouse in Shanghai		¥ 24,194